CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
INTEREST INCOME
Interest and fees on loans		$ 133,883	$ 116,865	$ 84,281
Interest on securities
Taxable		11,842	10,874	10,928
Tax-exempt		1,342	1,743	2,000
Other investments		1,861	1,291	1,100
Total Interest Income		148,928	130,773	98,309
INTEREST EXPENSE
Deposits		23,425	14,478	6,775
Other borrowings and subordinated debentures		2,922	3,013	2,348
Total Interest Expense		26,347	17,491	9,123
Net Interest Income		122,581	113,282	89,186
Provision for loan losses		824	1,503	1,199
Net Interest Income After Provision for Loan Losses		121,757	111,779	87,987
NON-INTEREST INCOME
Service charges on deposit accounts		11,208	12,258	12,673
Interchange income		10,297	9,905	8,023
Net gains on assets
Mortgage loans		19,978	10,597	11,762
Securities		307	138	260
Mortgage loan servicing, net		(3,336)	3,157	1,647
Other		9,282	8,760	8,168
Total Non-Interest Income		47,736	44,815	42,533
NON-INTEREST EXPENSE
Compensation and employee benefits		67,501	62,078	55,089
Occupancy, net		9,013	8,912	8,102
Data processing		8,905	8,262	7,657
Furniture, fixtures and equipment		4,113	4,080	3,870
Interchange expense		3,215	2,702	1,156
Communications		2,947	2,848	2,684
Loan and collection		2,685	2,682	2,230
Advertising		2,450	2,155	1,905
Legal and professional		1,814	1,839	1,892
FDIC deposit insurance		685	1,081	894
Net gains on other real estate and repossessed assets		(90)	(672)	(606)
Merger related expenses		0	3,465	284
Other		8,495	8,029	6,925
Total Non-interest Expense		111,733	107,461	92,082
Income Before Income Tax		57,760	49,133	38,438
Income tax expense		11,325	9,294	17,963
Net Income		$ 46,435	$ 39,839	$ 20,475
Net income per common share
Basic (in dollars per share)	[1]	$ 2.03	$ 1.70	$ 0.96
Diluted (in dollars per share)		$ 2.00	$ 1.68	$ 0.95

[1]	Basic net income per common share includes weighted average common shares outstanding during the period and participating share awards.